Loans Receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
LOANS RECEIVABLE
7.	LOANS RECEIVABLE

Loans receivable consist of the following:

	December 31, 2022	December 31, 2021
Borrower A	$-	$266,767
Borrower B	-	199,893
Borrower C	-	404,008
Borrower D	1,590,000	1,590,000
Borrower E	250,000	200,000
	$1,840,000	$2,660,668

Borrower A, B and C

During the year ended December 31, 2021, the Company made loans of RMB6,700,000 (approximately $1,038,631), RMB1,273,840 (approximately $197,470), RMB2,574,580 (approximately $399,110) to Borrowers A, B, and C, respectively. During the year ended December 31, 2021, the Company collected RMB 5,000,000 (approximately $775,098) from Borrower A. These loans were interest free. During the year ended December 31, 2022, the Company fully collected the loans receivables from Borrower A, B and C.

Borrower D and E

During the year ended December 31, 2021, the Company made loans of $1,890,000 and $200,000 to Borrower D and E, respectively. During the year ended December 31, 2021, the Company collected $300,000 from Borrower D.

During the year ended December 31, 2022, the Company made loans of $200,000 to Borrower E. During the year ended December 31, 2022, the Company also collected $150,000 from Borrower E. These loans were interest free.

In April 2022, Mr. Yang, the Chief Executive Officer of the Company, provided a guarantee on the borrowings to Borrower A, D and E, respectively, providing that Mr. Yang will repay the loans on behalf of the Borrower A, D and E if any of them failed to repay the loan. In December 2022, the Company extended borrowings for another six months and Mr. Yang provided an extended guarantee on the borrowings. As of the date of this report, the Company collected $1,590,000 from Borrower D, and settled the balance of $250,000 due from Borrower E with payables due to the borrower. As of the date of this report, the balance of loan receivable was zero.